Annual Total Returns- JPMorgan Short Duration Bond Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Short Duration Bond Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.96%	1.92%	0.37%	0.87%	0.70%	1.29%	1.12%	1.32%	4.51%	4.56%